Warrants (Details) (Warrant [Member], USD $)	3 Months Ended
	Mar. 31, 2015	Sep. 30, 2013	Feb. 29, 2012
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of securities called by warrants, class of warrants			3,207,500
Warrant exercise price	$ 0.70
Potential additional proceeds from warrants	$ 2,245,250
Warrant, expiration date	Aug. 06, 2017
Class of Warrant or Right, Outstanding	3,057,500
Exercised warrants	0	150,000